Note 13 - Income Taxes (Details) - Income Tax Reconciliation - USD ($) $ in Thousands	5 Months Ended			12 Months Ended
	May. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Reconciliation [Abstract]
Expected federal income tax expense				$ 1,553	$ 4,176	$ 4,170
Items affecting federal income tax:
State income taxes, net of federal income tax expense				259	698	706
Tax exempt interest				(44)	(45)	(69)
Decrease in valuation allowance	$ 0	$ 0	$ (19,602)	0	0	(19,602)
Other, net				(157)	73	389
Income tax expense (benefit)	$ 1,611	$ 4,902	$ (14,406)	$ 1,611	$ 4,902	$ (14,406)